Average Annual Total Returns - Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Emerging Markets ETF Return Before Taxes Since Inception	Hartford Multifactor Emerging Markets ETF Return Before Taxes 1 Year	Hartford Multifactor Emerging Markets ETF Return Before Taxes 5 Years	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions Since Inception	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions 1 Year	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions 5 Years	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Multifactor Emerging Markets ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	Hartford Multifactor Emerging Markets Equity Index Since Inception		Hartford Multifactor Emerging Markets Equity Index 1 Year	Hartford Multifactor Emerging Markets Equity Index 5 Years	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years
Total	1.18%	2.23%	6.39%	0.68%	1.62%	5.83%	0.97%	1.97%	5.06%	2.77%	[1]	2.89%		7.12%	18.31%	12.81%

[1]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.